Grupo Santander - Agreement to acquire a significant holding in Ebury Partners Limited (Details) - Ebury € in Millions, £ in Millions	Apr. 30, 2022 GBP (£)	Apr. 28, 2020 GBP (£)	Apr. 30, 2022 EUR (€)	Apr. 28, 2020 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	£ 113	£ 357	€ 135	€ 409	£ 40	€ 45
Equity interests of acquirer	£ 60	£ 70	72	€ 80
Percentage of voting equity interests acquired					6.40%	6.40%
Ownership interest in subsidiary	66.54%	50.38%
Identifiable net assets acquired			413
Goodwill recognised as of acquisition date			€ 316